UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
October 31, 2022
Institutional Emerging Markets
Equity Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com.
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Emerging Markets Equity Fund
HIGHLIGHTS
The Institutional Emerging Markets Equity Fund underperformed the MSCI Emerging Markets Index Net and the Lipper Emerging
Markets Funds Average for the 12-month period ended October 31, 2022.
Stock selection in communication services detracted significantly, while our choice of securities and overweight position in consumer discretionary also hindered. Security selection in India held back returns. Conversely, our overweight position and stock picks in consumer staples benefited.
The portfolio has a large allocation to the consumer discretionary sector where we believe our holdings are well placed to gain from increasing household disposable income over the longer term, particularly in Asia. Meanwhile, we have a long-standing underweight position in materials and energy.
The backdrop for emerging markets has been challenging as investors reduce risk in the face of rising global inflation, tightening mone-
tary policies from central banks, and slowing global growth. However, with investors skeptical and valuations looking attractive, we think the environment for emerging market equities is ripe for informed, disciplined stock investors.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply
during your fund’s fiscal year, the 12-month period ended
October 31, 2022, as investors contended with persistently
high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine
and the ensuing commodity supply crunch, which helped
some commodity-exporting nations in Latin America and
the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services
shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period. The war in Ukraine exacerbated already existing
supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the
pandemic, exerted upward pressure on consumer demand and
prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated.
In the U.S., the core consumer price index, which excludes
volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at
the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75%
to 4.00% by early November and indicated that additional
hikes are likely. The European Central Bank, meanwhile, raised its key interest rate to its highest level since 2009.
Bond yields increased considerably across the Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.55% at the start of the period to 4.10% at the end of
October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg
U.S. Aggregate Bond Index recording its worst month since
1980 in September. (Bond prices and yields move in opposite
directions.)
On a positive note, the U.S. jobs market remained resilient
during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing
gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for
investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have
become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through
investments primarily in the common stocks of companies
located (or with primary operations) in emerging markets.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Emerging Markets Equity Fund returned
-35.83% in the 12-month period ended October 31, 2022. The
fund underperformed the MSCI Emerging Markets Index Net
and the Lipper Emerging Markets Funds Average. ( Past
performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Emerging markets fell sharply during the reporting period.
The key event was Russia’s invasion of Ukraine in February
and the resulting heightened geopolitical tensions, which led to a sharp sell-off in emerging market equities. In the latter part of the period, global risk appetite slumped further amid concerns that major central banks would continue to raise
interest rates, leading to a prolonged economic slowdown.
Triggered by the U.S. Federal Reserve’s hawkish outlook, the
U.S. dollar continued to rise, weighing on emerging market
currencies. In other developments, China registered significant losses throughout the period which largely influenced the
decline in emerging markets. In March, Chinese equities
experienced considerable volatility, triggered by news of the potential for delisting by the U.S. Securities and Exchange
Commission of five Chinese American depositary receipts by
2024. The property market extended its losses, and concerns
about the ongoing coronavirus lockdowns dampened investor
sentiment further. In October, Chinese equities continued to fall following the conclusion of the 20th Party Congress and reports of new COVID lockdowns in several parts of the
country.
In terms of relative performance, stock selection in
communication services detracted significantly, while our
choice of securities and overweight position in consumer
discretionary also hindered. Security selection in India held back returns. Conversely, our overweight position and stock
picks in consumer staples benefited.
Stock selection in communication services detracted. The
sector underperformed against a background of volatility in
technology-related names, as concerns about slowing
economic growth and expectations for higher U.S. interest
rates were a headwind. Tencent Holdings, a dominant social
media platform, fell in line with other technology names in
China. The company’s revenues fell due to the impact of
government policy and the continued coronavirus outbreaks in the country. We believe, the company has a strong and healthy mobile internet ecosystem and has ample room for further
monetization in areas such as advertising, e-commerce, and
internet finance. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our overweight position and stock choices in consumer
discretionary hindered relative returns. Shares in Zhongsheng
Group Holdings, a large auto dealer in China, suffered amid
weaker demand due to the uncertainty around the coronavirus
outbreaks in China.
Our choice of securities in India held back returns. Indian
equities weakened amid the economic gloom, although a fall
in energy prices and softening consumer price inflation data mitigated losses to a degree toward the end of the review
period. Shares in ICICI Bank, a large private bank in India, rose, and not owning the stock hurt. The company has
aggressively gained market share in the current credit cycle. In our view, the name is lower quality, and we are concerned
about its credit underwriting, which is why we remain
uninvested. We have a stronger preference for our higher-
quality bank holdings.
Stock choices paired with our overweight position in consumer staples added value. Shares in Nahdi Medical, a leading
pharmacy retail chain in Saudi Arabia, recorded significant
gains. We participated in the company’s initial public offering in March this year. It has benefited from a strong
macroeconomic backdrop and continued to take market share
in a consolidating market. Brazilian drugstore company Raia
Drogasil also contributed, as the company recorded strong
earnings results over the review period. Raia has established a robust brand and customer base in Brazil that, in our view, will continue to gain market share over time.
How is the fund positioned?
Our process is focused on owning high-quality companies that we believe can achieve sustainable earnings growth over many years and hold them for the long run. The attributes we look for include qualitative factors such as our assessment of
management teams but also quantitative factors like return on equity, profit margins, earnings stability, and lower levels of leverage.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Institutional Emerging Markets
Equity Fund -18.52% -35.83%
MSCI Emerging Markets Index Net -19.66 -31.03
Lipper Emerging Markets Funds
Average -16.89 -32.69

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The portfolio has a relatively large exposure to consumer
staples, but we initiated some changes to our positions during the period. We eliminated our holding in China Mengniu
Dairy, a large dairy company in China, following strong
performance and what we viewed as limited upside potential
from here. We also had concerns about the upstream raw milk
cycle, which we believed may lead to an oversupply of raw
milk.
We have positions in several companies in the consumer
discretionary sector that we think are well placed to gain from increasing household disposable income over the longer term, particularly in Asia. The portfolio has a relatively large
weighting to the sector, but we made some changes to our
holdings over the reporting period. We added to our holding
in Zhongsheng Group, a leading automotive retail and services company in China, on recent price weakness. This is a high-
conviction name, and we believe that the long-term prospects remain good. In our view, the firm’s growing auto repair
business has a durable business model with potential for
higher margins and strong cash flow generation.
In the information technology sector, we sold some of our
position in Taiwan Semiconductor Manufacturing Company
(TSMC), a Taiwanese multinational semiconductor contract
manufacturing and design company, in order to manage the
balance between risk and potential reward. TSMC remains one
of our largest absolute holdings and, in our view, is one of the most strategic assets in the semiconductor industry.
Industrials and business services is one of the more diverse sectors in emerging markets, and the portfolio has a sizable absolute position here. We have identified several good
investment opportunities in the space during the period. We
purchased shares in Voltas, a leading cooling appliances brand in India with a sizable market share in air conditioners. We believe it is an attractive long-term growth story, driven by low penetration of air conditioners in India.
What is portfolio management’s outlook?
The backdrop for emerging markets has been challenging, as
investors reduce risk in the face of rising global inflation, tightening monetary policies from central banks, and slowing global growth. China remains a contentious topic, but we
believe there are a number of potential catalysts that could see stocks there rerate from the cheapest valuations this century.
While the Chinese economy has slowed, we are seeing the
authorities stepping in to support growth.
Higher oil and other commodity prices are contributing to
global inflationary pressures. Emerging market central banks have generally been more disciplined with their monetary
policies, with the use of tools such as inflation targeting. We think this may help reduce economic volatility and give those central banks more latitude on policy. In fact, many are
nearing the end of their tightening cycle. We do not see this policy response leading to a drastic slowdown in emerging
market economies. Importantly, valuations in emerging
markets are trading at levels that appear to discount those
potential risks.
The central banks for the developed world are also fighting
inflation, which has increased the risk of a recession in the U.S.
and Europe in 2023. This would have a negative impact on
global trade. However, the impact on China, the world’s largest exporter, while not positive, has lessened. China has continued
to form trade links globally, and while the US is an important end market, they have become less reliant on them. Exports as a percentage of gross domestic product have been on a
downward trend for over 10 years, and China is also a large
importer, and as such, “net” exports are a relatively small
component of the economy.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/22 10/31/22
Financials 28.9% 23.8%
Information Technology 20.8  20.2
Consumer Discretionary 17.0  15.6
Consumer Staples 9.8  11.8
Industrials and Business Services 6.9  7.8
Communication Services 8.2  5.8
Materials 1.4  3.7
Real Estate 2.3  2.0
Energy 1.7  1.9
Utilities 0.8  0.6
Health Care 1.5  0.5
Other and Reserves 0.7  6.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Over the longer term, as many developing countries transition away from manufacturing to internal consumption, we believe
the consumer may drive growth in a variety of industries and companies, including retail, banking, technology, and the
internet. With investors skeptical and valuations attractive, in our view, we think the environment for emerging market
equities is ripe for informed, disciplined stock investors.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

RISKS OF INVESTING IN THE FUND
Emerging market countries tend to have economic structures
that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference,
political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates. Investments outside the U.S. are also subject to
settlement practices and regulatory and financial reporting
standards that differ from those of the U.S.
Many Asian economies have at various times been negatively
affected by inflation, currency devaluations, an overreliance on international trade and exports, political and social instability, and less developed financial systems and securities trading
markets. Trade restrictions, unexpected decreases in exports, changes in government policies, or natural disasters could have a significant impact on companies doing business in Asia. The
Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for
Asian products and services.
The Chinese government has historically exercised significant control over China’s economy and its financial markets
through, among other things, its monetary policies and
allocation of resources, management of currency exchange
rates, preferential treatment or restrictions relating to
industries deemed sensitive to national interests, and
limitations on foreign ownership of Chinese securities.
Although economic reforms have liberalized trade policy and
reduced government control, changes in these policies or
increased government intervention could adversely impact
affected industries or companies.
For a more thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report were supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Source: MSCI. MSCI and its affiliates and third-party sources and providers (collectively, “MSCI”) makes no express or
implied warranties or representations and shall have no
liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or
used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be
taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is
intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment
decision and may not be relied on as such.
TWENTY-FIVE LARGEST HOLDINGS
Company Country
Percent of
Net Assets
10/31/22
Taiwan Semiconductor
Manufacturing Taiwan 7.3%
Samsung Electronics South Korea 4.9
Tencent Holdings China 4.7
Yum China Holdings China 3.8
Kotak Mahindra Bank India 3.0
Zhongsheng Group Holdings China 2.3
Housing Development
Finance India 2.3
B3 Brazil 2.1
Reliance Industries India 1.9
HDFC Bank India 1.9
Alibaba Group Holding China 1.9
Infosys India 1.9
Meituan China 1.8
Voltas India 1.8
LG Chem South Korea 1.7
Budweiser Brewing APAC Hong Kong 1.6
Raia Drogasil Brazil 1.6
Wal-Mart de Mexico Mexico 1.6
CP ALL Thailand 1.5
Qatar National Bank Qatar 1.4
China Overseas Land &
Investment China 1.4
Grupo Financiero Banorte Mexico 1.4
Localiza Rent a Car Brazil 1.3
Nahdi Medical Saudi Arabia 1.3
First Abu Dhabi Bank United Arab Emirates 1.3
Total 57.7%
Note: The information shown does not reflect any exchange-traded funds
(ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL EMERGING MARKETS EQUITY FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and (2)
ongoing costs, including management fees, distribution and service (12b-
1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Institutional Emerging Markets
Equity Fund -35.83% -4.65% 0.92%
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
Institutional Emerging Markets Equity Fund 1.00%
The expense ratio shown is as of the fund's most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
5/1/22
Ending
Account
Value
10/31/22
Expenses
Paid During
Period*
5/1/22 to
10/31/22
Actual $1,000.00 $814.80 $4.57
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.16   5.09
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (1.00%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Institutional Emerging Markets
Equity Fund -33.32% -3.57% 1.25%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-
end performance, please contact a T. Rowe Price representative at
1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period.
It shows how the fund would have performed each year if its actual
(or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
N
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 46.74 $ 42.81 $ 39.94 $ 34.25 $ 39.48
Investment activities
Net investment income
(1)(2)
0.26 0.37 0.23 0.59 0.30
Net realized and unrealized gain/loss (16.58) 3.84 3.25 5.49 (5.31)
Total from investment activities (16.32) 4.21 3.48 6.08 (5.01)
Distributions
Net investment income (0.33) (0.22) (0.61) (0.30) (0.22)
Net realized gain (1.00) (0.06) – (0.09) –
Total distributions (1.33) (0.28) (0.61) (0.39) (0.22)
NET ASSET VALUE
End of period $ 29.09 $ 46.74 $ 42.81 $ 39.94 $ 34.25
Ratios/Supplemental Data
Total return
(2)(3)
(35.83)% 9.79% 8.73% 17.97% (12.77)%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.06% 1.10% 1.10% 1.10% 1.10%
Net expenses after waivers/payments by Price
Associates 1.06% 1.10% 1.10% 1.10% 1.10%
Net investment income 0.67% 0.74% 0.57% 1.55% 0.75%
Portfolio turnover rate 45.6% 30.0% 20.2% 20.9% 14.0%
Net assets, end of period (in millions) $ 876 $ 1,960 $ 1,823 $ 1,810 $ 1,726
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
October 31, 2022

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 5.5%
Common Stocks 5.5%
B3  6,191,218 17,978
Localiza Rent a Car  (1) 2,882 39
Localiza Rent a Car  857,825 11,698
Raia Drogasil  2,757,889 14,138
WEG  527,778 4,119
Total Brazil (Cost
$33,490
)
47,972
CHINA 30.3%
Common Stocks 21.5%
Alibaba Group Holding (HKD)  (1) 1,103,624 8,580
Alibaba Group Holding, ADR
(USD)  (1) 123,305 7,840
China Overseas Land & Investment
(HKD)  6,239,000 11,922
China Resources Mixc Lifestyle
Services (HKD)  1,401,000 4,103
ENN Energy Holdings (HKD)  489,900 4,870
JD.com, Class A (HKD)  351,009 6,392
KE Holdings, ADR (USD)  (1) 152,100 1,548
Kingdee International Software
Group (HKD)  (1) 2,247,000 3,682
Li Auto, ADR (USD)  (1) 175,602 2,392
Li Auto, Class A (HKD)  (1) 39,300 270
Li Ning (HKD)  747,500 3,867
Meituan, Class B (HKD)  (1) 989,700 15,846
Nongfu Spring, Class H (HKD)  383,800 1,928
Pinduoduo, ADR (USD)  (1) 96,114 5,270
Ping An Insurance Group, Class H
(HKD)  1,366,500 5,471
Silergy (TWD)  370,000 4,267
Sunny Optical Technology Group
(HKD)  253,200 2,194
Tencent Holdings (HKD)  1,551,000 40,755
Wuxi Biologics Cayman (HKD)  (1) 780,500 3,512
Yum China Holdings (HKD)  60,350 2,443
Yum China Holdings (USD)  732,388 30,284
Zhongsheng Group Holdings (HKD)  5,373,000 20,392
187,828
Common Stocks - China A
Shares 8.8%
Centre Testing International Group,
A Shares  (2) 1,464,700 3,763
Foshan Haitian Flavouring & Food, A
Shares (CNH)  226,000 1,851
Fuyao Glass Industry Group, A
Shares (CNH)  2,149,700 9,841
Glodon, A Shares  (2) 771,100 5,225
Hongfa Technology, A Shares (CNH)  1,028,900 4,846
Hundsun Technologies, A Shares
(CNH)  1,696,070 9,704
Midea Group, A Shares (CNH)  95,396 525
Midea Group, A Shares  (2) 603,590 3,325
Shenzhen Inovance Technology, A
Shares (CNH)  897,800 8,218
Shares $ Value
(Cost and value in $000s)
Songcheng Performance
Development, A Shares (CNH)  2,015,100 3,180
Songcheng Performance
Development, A Shares  (2) 3,470,053 5,481
Yifeng Pharmacy Chain, A Shares
(CNH)  1,243,440 9,561
Zhejiang Sanhua Intelligent
Controls, A Shares (CNH)  1,947,900 5,669
ZWSOFT Guangzhou, A Shares  (2) 202,556 6,261
77,450
Total China (Cost
$345,472
)
265,278
HONG KONG 2.6%
Common Stocks 2.6%
AIA Group  1,152,400 8,729
Budweiser Brewing APAC  6,815,500 14,345
Total Hong Kong (Cost
$23,077
)
23,074
HUNGARY 0.8%
Common Stocks 0.8%
OTP Bank  340,854 7,436
Total Hungary (Cost
$12,480
)
7,436
INDIA 17.6%
Common Stocks 17.6%
Asian Paints  136,716 5,152
Axis Bank  545,406 5,981
HDFC Asset Management  197,046 4,946
HDFC Bank  908,545 16,480
HDFC Life Insurance  1,413,752 9,240
Hindustan Unilever  204,352 6,323
Housing Development Finance  681,922 20,390
Infosys  878,735 16,395
Kotak Mahindra Bank  1,136,935 26,172
Maruti Suzuki India  65,869 7,600
Reliance Industries  547,198 16,860
Tata Consultancy Services  82,805 3,183
Voltas  1,474,991 15,643
Total India (Cost
$134,050
)
154,365
INDONESIA 1.1%
Common Stocks 1.1%
Bank Central Asia  15,613,400 8,826
Sumber Alfaria Trijaya  6,084,400 1,099
Total Indonesia (Cost
$4,447
)
9,925
MEXICO 4.0%
Common Stocks 4.0%
Grupo Aeroportuario del Sureste,
ADR (USD)  15,596 3,640
Grupo Financiero Banorte, Class O  1,455,614 11,850
Grupo Mexico, Series B  1,695,460 6,107

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
Wal-Mart de Mexico  3,550,393 13,716
Total Mexico (Cost
$27,987
)
35,313
NETHERLANDS 1.5%
Common Stocks 1.5%
ASML Holding  20,899 9,804
Prosus  82,331 3,560
Total Netherlands (Cost
$18,416
)
13,364
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  27,358 4,004
Total Peru (Cost
$4,023
)
4,004
PHILIPPINES 1.7%
Common Stocks 1.7%
BDO Unibank  534,680 1,182
SM Investments  588,447 8,387
Universal Robina  2,392,830 5,062
Total Philippines (Cost
$12,418
)
14,631
POLAND 0.5%
Common Stocks 0.5%
Powszechna Kasa Oszczednosci
Bank Polski  796,153 4,338
Total Poland (Cost
$6,959
)
4,338
QATAR 1.4%
Common Stocks 1.4%
Qatar National Bank  2,273,018 12,446
Total Qatar (Cost
$12,028
)
12,446
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange  (1)(3) 1,397,220 —
Ozon Holdings, ADR (USD)  (1)(3) 153,440 —
X5 Retail Group, GDR (USD)  (3) 442,656 —
Yandex, Class A (USD)  (1)(3) 212,483 —
Total Russia (Cost
$29,246
)
—
SAUDI ARABIA 2.8%
Common Stocks 2.8%
Al Rajhi Bank  (1) 86,617 1,964
Nahdi Medical  217,142 11,434
Saudi British Bank  54,457 631
Saudi National Bank  681,980 10,779
Total Saudi Arabia (Cost
$19,325
)
24,808
Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD)  (1) 90,289 4,486
Total Singapore (Cost
$12,166
)
4,486
SOUTH AFRICA 2.8%
Common Stocks 2.8%
Capitec Bank Holdings  65,832 6,816
Clicks Group  638,141 10,812
FirstRand  1,846,066 6,454
Total South Africa (Cost
$19,417
)
24,082
SOUTH KOREA 7.8%
Common Stocks 7.8%
LG Chem  33,885 14,870
NAVER  50,168 5,951
POSCO Holdings  24,146 4,209
Samsung Electronics  1,030,864 42,904
Total South Korea (Cost
$40,296
)
67,934
TAIWAN 9.0%
Common Stocks 9.0%
Chailease Holding  1,038,000 4,788
MediaTek  312,000 5,687
Taiwan Semiconductor
Manufacturing  5,342,219 64,225
Vanguard International
Semiconductor  1,857,000 3,813
Total Taiwan (Cost
$37,870
)
78,513
THAILAND 2.0%
Common Stocks 2.0%
Airports of Thailand  (1) 1,083,300 2,106
Bumrungrad Hospital  114,000 680
CP ALL  8,061,200 13,065
Siam Cement  239,200 2,036
Total Thailand (Cost
$16,337
)
17,887
UNITED ARAB EMIRATES 1.3%
Common Stocks 1.3%
First Abu Dhabi Bank  2,322,771 11,328
Total United Arab Emirates (Cost
$6,431
)
11,328

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.9%
T. Rowe Price Government Reserve
Fund, 3.21%  (4)(5) 42,565,127 42,565
Total Short-Term Investments
(Cost $42,565) 42,565
Total Investments in Securities
98.6% of Net Assets
(Cost $858,500) $ 863,749
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . China A shares held through the QFII are subject to certain restrictions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ —# $ — $ 349+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government Reserve Fund, 3.21% $ 27,461  ¤   ¤ $ 42,565^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $349 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $42,565.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $858,500) $ 863,749
Receivable for investment securities sold 8,991
Foreign currency (cost $7,250) 7,220
Receivable for shares sold 1,678
Cash 705
Dividends receivable 564
Other assets 97
Total assets 883,004
Liabilities
Payable for investment securities purchased 4,396
Payable for shares redeemed 1,371
Investment management and administrative fees payable 842
Other liabilities 380
Total liabilities 6,989
NET ASSETS $ 876,015
Net Assets Consist of:
Total distributable earnings (loss) $ 5,173
Paid-in capital applicable to 30,117,246 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 870,842
NET ASSETS $ 876,015
NET ASSET VALUE PER SHARE $ 29.09

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,673) $ 20,822
Other, non cash 3,417
Total income 24,239
Expenses
Investment management and administrative expense 14,837
Miscellaneous 1
Total expenses 14,838
Net investment income 9,401
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2,562) 17,163
Foreign currency transactions (733)
Net realized gain 16,430
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(4,843)) (621,379)
Other assets and liabilities denominated in foreign currencies (80)
Change in net unrealized gain / loss (621,459)
Net realized and unrealized gain / loss (605,029)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (595,628)

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,401 $ 15,417
Net realized gain 16,430 106,201
Change in net unrealized gain / loss (621,459) 61,055
Increase (decrease) in net assets from operations (595,628) 182,673
Distributions to shareholders
Net earnings (56,012) (11,883)
Capital share transactions
*
Shares sold 176,882 261,425
Distributions reinvested 47,105 9,620
Shares redeemed (656,184) (305,453)
Decrease in net assets from capital share transactions (432,197) (34,408)
Net Assets
Increase (decrease) during period (1,083,837) 136,382
Beginning of period 1,959,852 1,823,470
End of period $ 876,015 $ 1,959,852
*Share information (000s)
Shares sold 4,610 5,299
Distributions reinvested 1,102 193
Shares redeemed (17,525) (6,156)
Decrease in shares outstanding (11,813) (664)

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Emerging Markets Equity Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located
(or with primary operations) in emerging markets.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of

T. ROWE PRICE Institutional Emerging Markets Equity Fund

fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended October 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2022, totaled $(39,855,000) for the year ended October 31, 2022. During the year, transfers into Level 3 resulted from a lack of marketability for the securities.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 59,464 $ 761,720 $ — $ 821,184
Short-Term Investments 42,565 — — 42,565
Total $ 102,029 $ 761,720 $ — $ 863,749
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
10/31/22
Investment in Securities
Common Stocks $ — $ (41,675) $ 6,213 $ (1,214) $ 36,676 $ —
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ — Recent
comparable
transaction
price(s)
Discount
for lack of
marketability
100% 100% Decrease

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai Stock
Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating T. Rowe Price-
sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock
Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax in China related to its A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $619,311,000 and $1,109,953,000, respectively, for the year ended October 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency losses, the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE Institutional Emerging Markets Equity Fund

At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 1.00% of the fund’s average daily net assets; prior to May 1,
2022, the fee rate had been 1.10%. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; nonrecurring, extraordinary  expenses.
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains, if any) $ 14,962 $ 11,883
Long-term capital gain 41,050 —
Total distributions $ 56,012 $ 11,883
($000s)
Cost of investments $ 890,924
Unrealized appreciation $ 201,823
Unrealized depreciation (229,463)
Net unrealized appreciation (depreciation) $ (27,640)
($000s)
Undistributed ordinary income $ 13,130
Undistributed long-term capital gain 19,683
Net unrealized appreciation (depreciation) (27,640)
Total distributable earnings (loss) $ 5,173

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The
Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended October 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2022, the fund incurred $1,000 in interest expense related to outstanding borrowings on one day in the average amount of $24,300,000 and at an average annual rate of 1.67%. At October 31, 2022, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Global Funds, Inc. and
Shareholders of T. Rowe Price Institutional Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Institutional
Emerging Markets Equity Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the "Fund") as of
October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,054,000 from short-term capital gains.
The fund’s distributions to shareholders included $41,050,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $12,375,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $522,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $11,282,000 and foreign taxes paid of $5,022,000.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional Emerging Markets Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice President, Global Funds

T. ROWE PRICE Institutional Emerging Markets Equity Fund

OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.
Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Ulle Adamson, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Harishankar Balkrishna (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Peter J. Bates, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Oliver D.M. Bell (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel of Pacific Investment
Management Company LLC (to 2017)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Archibald Ciganer, CFA (1976)
Vice President
Director and Vice President, Price Japan; Vice President, T. RowePrice
Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc.,
Price International, and T. Rowe Price Trust Company
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International; formerly,
Associate, Equity Research, Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Benjamin Griffiths, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly,
Managing Director, Jeffries Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price Group, Inc., and Price
International
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Anh Lu (1968)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Daniel Martino, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sudhir Nanda, Ph.D., CFA (1959)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Joshua Nelson (1977)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Jason Nogueira, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Oluwaseun A. Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.; Director
and Vice President, Price International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Verena E. Wachnitz, CFA (1978)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202212-2401480 E146-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,349	$23,048
Audit-Related Fees	-	-
Tax Fees	-	2,840
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022